Non-current financial debt (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 24,112	$ 20,585
Total	24,722	20,627
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	24,112	20,585
Others	610	42
Total	24,722	20,627
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	22,504	19,194
Others	610	42
Total	$ 23,114	$ 19,236